Total
T. Rowe Price Global High Income Bond Fund
Global High Income Bond Fund
Investment Objective(s)
The fund seeks high income and, secondarily, capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global High Income Bond Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global High Income Bond Fund	Investor Class		I Class		Advisor Class
Management fees	0.59%		0.59%		0.59%
Distribution and service (12b-1) fees	none		none		0.25%
Other expenses	0.35%		0.18%	[1]	0.41%
Total annual fund operating expenses	0.94%		0.77%		1.25%
Fee waiver/expense reimbursement	(0.15%)	[2]	(0.13%)	[1]	(0.25%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.79%	[2]	0.64%	[1]	1.00%	[3]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.79%. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.85%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.79%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.00%. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.00%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.00%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global High Income Bond Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 81	$ 65	$ 102
3 Years	285	233	372
5 Years	505	415	662
10 Years	$ 1,141	$ 942	$ 1,489

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 81.8% of the average value of its portfolio.
Principal Investment Strategies

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund seeks to invest in a diversified portfolio of high yield bonds, also known as “junk” bonds, and other high income producing instruments (such as bank loans). Junk bonds are bonds that are rated below investment grade (BB and lower, or an equivalent rating) by established credit rating agencies or, if unrated, deemed to be below investment grade by T. Rowe Price.

The fund may invest in a variety of debt instruments issued by U.S. and foreign corporations, U.S. and foreign governments and agencies, and supranational organizations, as well as bank loans, which represent amounts borrowed by companies from banks and other lenders. The fund normally invests at least 40% of its net assets in foreign securities, including securities of issuers in emerging markets. However, the amount invested in foreign securities will vary based on market conditions and there is no maximum amount that the fund may invest in securities of foreign issuers, including issuers in emerging markets. For purposes of determining whether a fund holding is a foreign security, the fund uses the country assigned to a security by Bloomberg or another third-party data provider. In addition, there is no limit on the fund’s holdings that are rated below investment grade.

Junk bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments, and should be considered speculative. High yield bond issuers often include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in “junk” bonds and other similar instruments located in emerging market countries.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans usually have floating interest rates that reset periodically (typically quarterly or monthly). With bank loans, the borrowing companies tend to have significantly more debt than equity. The loans may or may not be secured by collateral and are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The bank loans in which the fund invests may be acquired directly from a lender or through the agent, as an assignment from another lender who holds the loans, or as a participation interest in another lender’s pool of loans.

The fund may invest in holdings of any maturity and does not attempt to maintain any particular weighted average maturity or duration. While most assets are typically invested in bonds and other income producing instruments, the fund also uses forward currency exchange contracts and credit default swaps in keeping with the fund’s objective. Forward currency exchange contracts are primarily used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps may be used to help protect the value of certain portfolio holdings, to express a positive view on a particular issuer’s creditworthiness, or as an efficient means of gaining exposure to a particular issuer.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

LIBOR Transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade, expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. Issuers of junk bonds and loans are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds and loans rated below investment grade carry a higher risk of default and should be considered speculative.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Bank loans Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Derivatives The use of forward currency exchange contracts and credit default swaps exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value, and any of these instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that currency exchange rates will move in an unfavorable direction or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.13%	Worst Quarter	3/31/20	-16.61%

Average Annual Total Returns Periods ended December 31, 2020

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Global High Income Bond Fund		Label	1 Year	5 Years	Since Inception		Inception Date
ICE BofA Global High Yield Index Hedged to USD		ICE BofA Global High Yield Index Hedged to USD (reflects no deduction for fees, expenses, or taxes)
ICE BofA Global High Yield Index Hedged to USD	[1]				6.75%
ICE BofA Global High Yield Index Hedged to USD			6.61%	8.50%	7.29%	[2]
Lipper Global High Yield Funds Average		Lipper Global High Yield Funds Average
Lipper Global High Yield Funds Average	[3]				4.89%
Lipper Global High Yield Funds Average			4.46%	6.74%	5.47%	[4]
Investor Class			5.86%	8.28%	6.82%		Jan. 22, 2015
Investor Class | After Taxes on Distributions			3.43%	5.51%	4.04%
Investor Class | After Taxes on Distributions and Sales			3.35%	5.14%	3.96%
I Class			6.02%	8.43%	7.38%		Aug. 28, 2015
Advisor Class			5.64%	8.08%	6.62%		Jan. 22, 2015
[1]	Return since 1/22/15.
[2]	Return since 8/28/15.
[3]	Return since 1/31/15.
[4]	Return since 8/31/15.

Updated performance information is available through troweprice.com.